Concentration of Credit Risk (Details)	12 Months Ended				6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended
	Dec. 31, 2013 Sales Revenue Goods Net [Member]	Dec. 31, 2012 Sales Revenue Goods Net [Member]	Dec. 31, 2013 Accounts Receivable [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Jun. 30, 2014 Customer A [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2013 Customer A [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2014 Customer A [Member] Accounts Receivable [Member]	Dec. 31, 2013 Customer A [Member] Accounts Receivable [Member]	Jun. 30, 2014 Customer B [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2013 Customer B [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2014 Customer B [Member] Accounts Receivable [Member]	Dec. 31, 2013 Customer B [Member] Accounts Receivable [Member]	Jun. 30, 2014 Customer C [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2013 Customer C [Member] Sales Revenue Goods Net [Member]	Jun. 30, 2014 Customer C [Member] Accounts Receivable [Member]	Dec. 31, 2013 Customer C [Member] Accounts Receivable [Member]
Concentration Of Credit Risk [Line Items]
Concentration Risk, Percentage	86.00%	68.00%	97.00%	88.00%	59.00%	33.00%	56.00%	69.00%	20.00%	29.00%	35.00%	0.00%	4.00%	24.00%	0.00%	28.00%